Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Opening balance	€ 951,934
Increase in loan loss provisions	(1,861)	€ (516)	€ (2,675)
Closing balance	€ 967,655	€ 951,934
% of total portfolio	2.00%	2.50%
IFRS-9 Eligible Financial Assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	€ (1,850)	€ (462)
Non-Credit Replacement Guarantees
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions		(43)
Reversal of loan loss provision	(3)
Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	(14)	(11)
Lifetime expected credit losses | Loans to consumers | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(600)
Lifetime expected credit losses | Loans to consumers | Real Estate
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	€ 2,800
% of total portfolio	10.00%
Lifetime expected credit losses | Loans to consumers | Services
Disclosure of credit risk exposure [line items]
% of total portfolio	7.00%
Lifetime expected credit losses | Loans to consumers | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	€ 3,500
% of total portfolio	7.00%
Lifetime expected credit losses | Loans to consumers | Chemicals, Health & Pharmaceuticals
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	€ 2,500
Lifetime expected credit losses | Loans to consumers | Lower Public Administration
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	€ 2,100
Lifetime expected credit losses | Loans to consumers | Natural Resources
Disclosure of credit risk exposure [line items]
% of total portfolio	7.00%
Lifetime expected credit losses | Loans to consumers | Automotive
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	€ (900)
Gross carrying amount | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	951,934
Closing balance	967,655	951,934
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Opening balance	(4)
Closing balance	7	(4)
Gross carrying amount | Stage 1 | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	890,386
Closing balance	885,222	890,386
Gross carrying amount | Stage 2 | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	49,476
Changes in models/risk parameters	(21,200)
Closing balance	70,725	49,476
Gross carrying amount | Stage 3 | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	12,072
Changes in models/risk parameters	400
Closing balance	11,708	12,072
Accumulated impairments | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	(5,368)
Closing balance	(6,101)	(5,368)
Accumulated impairments | Stage 1 | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	(501)
Closing balance	(581)	(501)
Accumulated impairments | Stage 2 | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	(1,016)
Closing balance	(1,679)	(1,016)
Increase (decrease) in financial assets	(700)
Accumulated impairments | Stage 3 | In accordance with IFRS 9
Disclosure of credit risk exposure [line items]
Opening balance	(3,851)
Closing balance	(3,841)	(3,851)
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance	951,934	916,942
New financial assets originated or purchased	(248,443)	(208,501)
Disposals and redemptions	152,366	139,652
Net drawdowns and repayments	79,226	33,002
Impairments	1,129	854
Closing balance	967,655	951,934	916,942
Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance	890,386	844,231
New financial assets originated or purchased	(248,443)	(208,501)
Disposals and redemptions	138,250	125,819
Net drawdowns and repayments	77,907	29,781
Closing balance	885,222	890,386	844,231
Loans | Gross carrying amount | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(8,513)	(15,157)
Loans | Gross carrying amount | Stage 1 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		2,166
Loans | Gross carrying amount | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	42,439	19,737
Loans | Gross carrying amount | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	3,524
Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance	49,476	59,313
Disposals and redemptions	11,312	11,935
Net drawdowns and repayments	1,340	2,527
Closing balance	70,725	49,476	59,313
Loans | Gross carrying amount | Stage 2 | Forbearance
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters		6,400
Loans | Gross carrying amount | Stage 2 | Significant Lifetime PD Trigger
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	(14,800)
Loans | Gross carrying amount | Stage 2 | Watch List
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	(11,400)
Loans | Gross carrying amount | Stage 2 | Other Triggers
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	(1,200)	(1,100)
Loans | Gross carrying amount | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	8,105	14,322
Loans | Gross carrying amount | Stage 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		1,589
Loans | Gross carrying amount | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(43,222)	(20,537)
Loans | Gross carrying amount | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	1,216
Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance	12,072	13,398
Disposals and redemptions	2,805	1,898
Net drawdowns and repayments	(21)	694
Impairments	1,129	854
Closing balance	11,708	12,072	13,398
Loans | Gross carrying amount | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	408	835
Loans | Gross carrying amount | Stage 3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(3,755)
Loans | Gross carrying amount | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	784	800
Loans | Gross carrying amount | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(4,740)
Loans | Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance	(5,368)	(5,854)
Net remeasurement of loan loss provision	430	46
New financial assets originated or purchased	228	149
Disposals and redemptions	(379)	(414)
Net drawdowns and repayments		184
Changes in models/risk parameters	30
Increase in loan loss provisions	1,849	462
Impairments	(1,130)	(854)
Recoveries of amounts previously written off	71	45
Foreign exchange and other movements	57	138
Closing balance	(6,101)	(5,368)	(5,854)
Loans | Accumulated impairments | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	168	313
Loans | Accumulated impairments | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		712
Loans | Accumulated impairments | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	564	100
Loans | Accumulated impairments | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	1,144
Loans | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance	(501)	(581)
Net remeasurement of loan loss provision	8	130
New financial assets originated or purchased	228	149
Disposals and redemptions	(70)	(73)
Net drawdowns and repayments		12
Changes in models/risk parameters	8
Increase in loan loss provisions	95	67
Foreign exchange and other movements	15	13
Closing balance	(581)	(501)	(581)
Loans | Accumulated impairments | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	21	20
Loans | Accumulated impairments | Stage 1 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		13
Loans | Accumulated impairments | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	76	32
Loans | Accumulated impairments | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	8
Loans | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance	(1,016)	(1,476)
Net remeasurement of loan loss provision	223	228
Disposals and redemptions	(94)	(104)
Net drawdowns and repayments		41
Changes in models/risk parameters	13
Increase in loan loss provisions	648	460
Impairments	(1)
Foreign exchange and other movements	16	1
Closing balance	(1,679)	(1,016)	(1,476)
Loans | Accumulated impairments | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	142	279
Loans | Accumulated impairments | Stage 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		96
Loans | Accumulated impairments | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	730	206
Loans | Accumulated impairments | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	82
Loans | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance	(3,851)	(3,797)
Net remeasurement of loan loss provision	199	404
Disposals and redemptions	(215)	(237)
Net drawdowns and repayments		130
Changes in models/risk parameters	25
Increase in loan loss provisions	1,106	989
Impairments	(1,129)	(854)
Recoveries of amounts previously written off	71	45
Foreign exchange and other movements	58	125
Closing balance	(3,841)	(3,851)	€ (3,797)
Loans | Accumulated impairments | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	47	54
Loans | Accumulated impairments | Stage 3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		820
Loans | Accumulated impairments | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	90	€ 75
Loans | Accumulated impairments | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	€ 1,234